Investments - Summary of Company's Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012	May 31, 2011	Feb. 28, 2013 Equity securities [Member]	May 31, 2012 Equity securities [Member]	May 31, 2011 Equity securities [Member]	May 31, 2011 Money market funds [Member]	Feb. 28, 2013 Time deposit [Member]	May 31, 2012 Time deposit [Member]	May 31, 2011 Time deposit [Member]	Feb. 28, 2013 Greek bonds [Member]	May 31, 2012 Greek bonds [Member]	May 31, 2011 Greek bonds [Member]	Dec. 31, 2010 Greek bonds [Member]	May 31, 2011 Other investments [Member]
Summary of Investment Holdings [Line Items]
Available-for-sale, Amortized Cost	$ 17.2	$ 16.2	$ 79.0	$ 0.2	$ 0.4	$ 0.5	$ 9.5	$ 15.9	$ 9.5	$ 33.1	$ 1.1	$ 6.3	$ 35.6		$ 0.3
Available-for-sale, Unrealized Gains	4.0	0	0.1	0.1	0	0.1	0	0.1	0	0	3.8	0	0		0
Available-for-sale, Unrealized Losses		(0.2)	(4.7)		(0.2)	(0.2)	0		0	0		0	(4.5)		0
Available-for-sale, Fair Value	21.2	16.0	74.4	0.3	0.2	0.4	9.5	16.0	9.5	33.1	4.9	6.3	31.1	33.8	0.3
Trading, Amortized Cost	0.8	0.4	0.1	0.8	0.4	0.1
Trading, Realized Gains	0.1	0	0	0.1	0	0
Trading, Realized Losses		0	0		0	0
Trading, Fair Value	$ 0.9	$ 0.4	$ 0.1	$ 0.9	$ 0.4	$ 0.1